Consolidated Statements of Changes in Shareholders' Equity - CAD CAD in Thousands	Share Capital	Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income/(Loss)	Total
Balance at Dec. 31, 2013	CAD 3,061,839	CAD 38,398	CAD (1,117,238)	CAD (50,697)
Increase (decrease) in equity
Stock Option Plan - cash	31,350
Share-based compensation - non-cash		13,486
Stock Option Plan - exercised	4,978	(4,978)
Stock Dividend Plan	21,835
Net income/(loss)			299,076		CAD 299,076
Dividends			(221,098)		(221,098)
Changes due to marketable securities (net of tax)
Change in cumulative translation adjustment				143,817	143,817
Unrealized gain/(loss)				(145)	(145)
Realized (gain)/loss reclassified to net income				2,503	2,503
Balance at Dec. 31, 2014	3,120,002	46,906	(1,039,260)	95,478	2,223,126
Increase (decrease) in equity
Share-based compensation - settled	10,050	(10,050)
Stock Option Plan - cash	3,205
Share-based compensation - non-cash		19,587
Stock Option Plan - exercised	267	(267)
Net income/(loss)			(1,523,403)		(1,523,403)
Dividends			(131,955)		(131,955)
Changes due to marketable securities (net of tax)
Change in cumulative translation adjustment				307,194	307,194
Balance at Dec. 31, 2015	3,133,524	56,176	(2,694,618)	402,672	897,754
Increase (decrease) in equity
Public offering (net of issue costs)	223,031
Share-based compensation - settled	9,407	(9,407)
Share-based compensation - non-cash		27,014
Net income/(loss)			397,416		397,416
Dividends			(35,439)		(35,439)
Changes due to marketable securities (net of tax)
Change in cumulative translation adjustment				(49,271)	(49,271)
Balance at Dec. 31, 2016	CAD 3,365,962	CAD 73,783	CAD (2,332,641)	CAD 353,401	CAD 1,460,505